Financial Risk Review (Details) - Schedule of Information about the Credit Risk Exposure of Lifezone’s Financial Assets - Financial assets [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Information about the Credit Risk Exposure of Lifezone’s Financial Assets [Line Items]
Cash and cash equivalents	$ 63,492,965	$ 49,391,627
Other receivables	796,082	696,968
Receivables from affiliated entities	487,330	1,433,243
Related party receivables	75,000	75,000
Total	$ 64,851,377	$ 51,596,838